Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.1%
Argentina - 0.7%
Pampa Energia SA
7.50%, 01/24/2027 (A)	$ 2,925,000	$ 2,610,563
YPF SA
2.50% (B), 06/30/2029 (C)	760,000	495,900

		3,106,463

Austria - 0.3%
Suzano Austria GmbH
3.13%, 01/15/2032	1,230,000	1,218,930

Bermuda - 1.1%
Digicel Group Holdings Ltd.
PIK Rate 2.00%, Cash Rate 8.00%, 04/01/2024 (D)	2,725,000	2,662,870
Digicel Ltd.
6.75%, 03/01/2023 (A)	925,000	872,969
Sagicor Financial Co. Ltd.
5.30%, 05/13/2028 (A)	970,000	1,018,713
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/2030 (A)	700,000	714,045

		5,268,597

Brazil - 0.8%
Banco do Brasil SA
Fixed until 04/15/2024 (E), 6.25% (A) (F)	415,000	418,635
BRF SA
4.88%, 01/24/2030 (A)	1,195,000	1,237,799
Oi SA
PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (D)	1,890,000	1,865,430

		3,521,864

Canada - 0.4%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)	1,735,000	1,880,306

Cayman Islands - 3.8%
Agile Group Holdings Ltd.
5.75%, 01/02/2025 (C)	1,150,000	1,113,346
Alibaba Group Holding Ltd.
3.25%, 02/09/2061	2,360,000	2,291,109
JD.com, Inc.
3.88%, 04/29/2026 (G)	2,015,000	2,210,020
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036 (A)	2,099,705	2,198,160
MGM China Holdings Ltd.
4.75%, 02/01/2027 (A)	1,700,000	1,712,750
Odebrecht Drilling Norbe VIII / IX Ltd.
6.35%, 12/01/2021 (C)	120,081	118,881
Rutas 2 & 7 Finance Ltd.
Zero Coupon, 09/30/2036 (C)	2,013,000	1,522,835
SA Global Sukuk Ltd.
2.69%, 06/17/2031 (A)	3,760,000	3,854,000
Vale Overseas Ltd.
3.75%, 07/08/2030	2,580,000	2,760,600

		17,781,701

Chile - 0.6%
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030 (A)	1,140,000	1,246,356

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Interchile SA
4.50%, 06/30/2056 (A)	$ 1,510,000	$ 1,613,978

		2,860,334

Colombia - 1.3%
Banco GNB Sudameris SA
Fixed until 04/16/2026, 7.50% (F), 04/16/2031 (A)	1,300,000	1,327,638
Ecopetrol SA
5.88%, 05/28/2045	2,840,000	3,030,280
6.88%, 04/29/2030	450,000	542,250
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (A)	980,000	960,410

		5,860,578

India - 0.8%
Adani Electricity Mumbai Ltd.
3.95%, 02/12/2030 (A)	1,250,000	1,258,262
Muthoot Finance Ltd.
4.40%, 09/02/2023 (A)	840,000	855,960
6.13%, 10/31/2022 (A)	1,780,000	1,833,400

		3,947,622

Indonesia - 1.0%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (C)	1,070,000	1,167,638
4.25%, 05/05/2025 (A)	675,000	736,594
Pertamina Persero PT
5.63%, 05/20/2043 (A)	2,250,000	2,660,094

		4,564,326

Ireland - 0.4%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A) (G)	495,000	524,745
7.50%, 10/15/2026 (A)	335,000	350,021
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	1,200,000	1,227,000

		2,101,766

Israel - 1.5%
Energean Israel Finance Ltd.
4.50%, 03/30/2024 (C)	1,630,000	1,658,418
5.88%, 03/30/2031 (C)	1,740,000	1,782,299
ICL Group Ltd.
6.38%, 05/31/2038 (C)	1,035,000	1,329,820
6.38%, 05/31/2038 (C) (G)	265,000	340,485
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	1,890,000	2,118,289

		7,229,311

Jersey, Channel Islands - 0.6%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (A)	2,825,000	2,860,923

Luxembourg - 2.0%
CSN Resources SA
4.63%, 06/10/2031 (A)	1,500,000	1,551,300
JBS Finance Luxembourg SARL
3.63%, 01/15/2032 (A)	1,160,000	1,164,350

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Kenbourne Invest SA
6.88%, 11/26/2024 (A)	$ 1,830,000	$ 1,937,513
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	2,500,000	2,593,500
Movida Europe SA
5.25%, 02/08/2031 (A)	1,090,000	1,103,636
Simpar Europe SA
5.20%, 01/26/2031 (A)	925,000	943,500

		9,293,799

Mexico - 5.5%
Banco Mercantil del Norte SA
Fixed until 06/27/2029 (E), 7.50% (A) (F)	2,445,000	2,759,818
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (F), 09/13/2034 (A)	1,350,000	1,464,709
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (A) (G)	2,030,000	1,987,390
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031 (A)	980,000	999,600
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	810,000	868,053
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (E), 5.95% (A) (F)	2,300,000	2,415,000
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (A) (G)	1,500,000	1,544,520
Petroleos Mexicanos
6.50%, 01/23/2029	4,540,000	4,712,066
7.19%, 09/12/2024 (C)	MXN 61,000,000	2,916,716
7.69%, 01/23/2050	$ 5,075,000	4,932,900
Unifin Financiera SAB de CV
9.88%, 01/28/2029 (A) (G)	1,085,000	1,071,438

		25,672,210

Morocco - 0.3%
OCP SA
5.13%, 06/23/2051 (A)	1,445,000	1,472,455

Multi-National - 0.3%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Peru SRL
4.05%, 04/27/2026 (A) (G)	1,560,000	1,602,120

Netherlands - 3.6%
Braskem Finance BV
4.50%, 01/31/2030 (A)	860,000	907,300
5.88%, 01/31/2050 (A) (G)	1,910,000	2,139,200
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,985,000	2,123,950
LUKOIL International Finance BV
4.75%, 11/02/2026 (C)	1,740,000	1,955,701
Minejesa Capital BV
5.63%, 08/10/2037 (C)	1,400,000	1,520,750
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A)	3,045,000	3,014,550
MV24 Capital BV
6.75%, 06/01/2034 (A)	1,564,065	1,695,634
Petrobras Global Finance BV
5.50%, 06/10/2051	1,405,000	1,382,168
Prosus NV
3.83%, 02/08/2051 (A)	2,040,000	1,892,996

		16,632,249

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Nigeria - 0.3%
SEPLAT Energy PLC
7.75%, 04/01/2026 (A)	$ 1,500,000	$ 1,556,115

Northern Mariana Islands - 0.6%
Azure Power Solar Energy Pvt Ltd.
5.65%, 12/24/2024 (A)	1,350,000	1,417,856
India Toll Roads
5.50%, 08/19/2024 (A)	1,570,000	1,506,337

		2,924,193

Oman - 0.3%
OQ SAOC
5.13%, 05/06/2028 (A)	1,280,000	1,283,200

Panama - 0.6%
Banistmo SA
3.65%, 09/19/2022 (A)	730,000	739,132
4.25%, 07/31/2027 (A) (G)	2,000,000	2,055,000

		2,794,132

Qatar - 1.7%
Qatar Petroleum
1.38%, 09/12/2026 (A)	1,310,000	1,313,587
2.25%, 07/12/2031 (A)	2,605,000	2,635,614
3.30%, 07/12/2051 (A)	4,030,000	4,176,087

		8,125,288

Republic of South Africa - 0.4%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 34,000,000	1,755,539

Saudi Arabia - 1.1%
Saudi Arabian Oil Co.
4.25%, 04/16/2039 (A)	$ 2,585,000	2,934,885
4.25%, 04/16/2039 (C)	1,850,000	2,100,401

		5,035,286

Singapore - 0.9%
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (C)	27,360	31,977
6.88%, 02/04/2039 (A)	1,641,600	1,918,620
Medco Bell Pte Ltd.
6.38%, 01/30/2027 (A) (G)	2,500,000	2,505,225

		4,455,822

Thailand - 0.2%
GC Treasury Center Co. Ltd.
2.98%, 03/18/2031 (A)	800,000	820,632

Turkey - 1.0%
Aydem Yenilenebilir Enerji AS
7.75%, 02/02/2027 (A) (H)	1,100,000	1,106,050
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
9.50%, 07/10/2036 (A)	690,000	724,323
QNB Finansbank AS
6.88%, 09/07/2024 (A) (G)	1,490,000	1,622,610
Turk Telekomunikasyon AS
6.88%, 02/28/2025 (A)	1,070,000	1,182,029

		4,635,012

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Arab Emirates - 1.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (C)	$ 2,280,000	$ 2,713,200
Acwa Power Management & Investments One Ltd.
5.95%, 12/15/2039 (A)	1,798,074	2,131,617

		4,844,817

United Kingdom - 1.4%
Fresnillo PLC
4.25%, 10/02/2050 (A) (G)	1,455,000	1,518,656
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (A)	750,000	773,925
Tullow Oil PLC
10.25%, 05/15/2026 (A)	2,520,000	2,627,100
Vedanta Resources Finance II PLC
8.95%, 03/11/2025 (A)	1,070,000	1,005,982
13.88%, 01/21/2024 (A)	735,000	773,588

		6,699,251

United States - 1.2%
Gran Tierra Energy, Inc.
7.75%, 05/23/2027 (A)	880,000	776,609
Kosmos Energy Ltd.
7.13%, 04/04/2026 (A) (G)	1,270,000	1,238,250
New Fortress Energy, Inc.
6.50%, 09/30/2026 (A)	1,100,000	1,111,242
Sasol Financing USA LLC
5.50%, 03/18/2031	2,200,000	2,293,500

		5,419,601

Venezuela - 0.1%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (C) (I) (J)	3,870,000	164,475
8.50%, 10/27/2020 (C) (I) (J)	1,945,000	495,975

		660,450

Virgin Islands, British - 0.3%
Huarong Finance Co. Ltd.
2.13%, 09/30/2023 (C)	300,000	223,500
4.50%, 05/29/2029 (C)	1,590,000	1,017,600

		1,241,100

Total Corporate Debt Securities (Cost $166,834,374)		169,125,992

FOREIGN GOVERNMENT OBLIGATIONS - 56.6%
Angola - 1.6%
Angola Government International Bond
9.38%, 05/08/2048 (A)	3,390,000	3,551,025
9.50%, 11/12/2025 (C)	3,720,000	4,101,278

		7,652,303

Argentina - 2.3%
Argentina Republic Government International Bond
0.50% (B), 07/09/2030	11,710,000	4,256,585
1.13% (B), 07/09/2046	15,095,000	5,058,335
2.00% (B), 01/09/2038	3,862,183	1,529,424

		10,844,344

Brazil - 1.8%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 17,179,000	3,414,257

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional (continued)
Series F,
10.00%, 01/01/2023 - 01/01/2029	BRL 24,740,000	$ 4,934,677

		8,348,934

Chile - 0.6%
Chile Government International Bond
2.55%, 07/27/2033	$ 2,780,000	2,821,450

Colombia - 3.6%
Colombia Government International Bond
3.25%, 04/22/2032	1,400,000	1,371,902
3.88%, 04/25/2027	4,095,000	4,333,493
6.13%, 01/18/2041	2,890,000	3,399,073
Colombia TES
Series B,
6.25%, 11/26/2025 - 07/09/2036	COP 26,903,400,000	6,688,776
7.00%, 03/26/2031	4,971,400,000	1,260,169

		17,053,413

Costa Rica - 0.4%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	$ 2,000,000	2,100,000

Cote d’Ivoire - 1.1%
Ivory Coast Government International Bond
6.88%, 10/17/2040 (A)	EUR 3,920,000	5,130,806

Dominican Republic - 0.6%
Dominican Republic International Bond
5.88%, 01/30/2060 (A)	$ 2,880,000	2,905,949

Ecuador - 0.4%
Ecuador Government International Bond
5.00% (B), 07/31/2030 (C)	2,160,000	1,884,622

Egypt - 2.2%
Egypt Government Bond
14.05%, 07/21/2022	EGP 32,400,000	2,061,073
Egypt Government International Bond
7.63%, 05/29/2032 (A)	$ 3,825,000	4,034,687
8.88%, 05/29/2050 (A)	3,835,000	4,080,862

		10,176,622

El Salvador - 0.6%
El Salvador Government International Bond
5.88%, 01/30/2025 (A)	690,000	618,516
8.25%, 04/10/2032 (A)	2,290,000	2,077,717

		2,696,233

Gabon - 0.5%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	1,685,000	1,788,257
6.95%, 06/16/2025 (A)	350,000	378,952

		2,167,209

Ghana - 1.2%
Ghana Government International Bond
7.63%, 05/16/2029 (A)	2,210,000	2,202,941
8.63%, 04/07/2034 (A)	3,370,000	3,403,646

		5,606,587

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.5%
Hungary Government Bond
2.25%, 04/20/2033	HUF 707,990,000	$ 2,189,092

Indonesia - 5.1%
Indonesia Government International Bond
4.35%, 01/08/2027 (A)	$ 6,000,000	6,806,813
4.63%, 04/15/2043 (A)	4,395,000	5,144,758
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 8,330,000,000	615,057
8.25%, 06/15/2032 - 05/15/2036	42,491,000,000	3,275,377
8.38%, 03/15/2034	103,973,000,000	8,104,680

		23,946,685

Malaysia - 2.3%
Malaysia Government Bond
3.76%, 05/22/2040	MYR 16,416,000	3,770,779
4.89%, 06/08/2038	15,001,000	3,927,105
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 3,000,000	3,224,864

		10,922,748

Mexico - 4.6%
Mexico Bonos
7.50%, 06/03/2027	MXN 121,097,100	6,329,261
Series M,
7.75%, 05/29/2031	40,860,000	2,177,544
8.50%, 05/31/2029	107,440,000	5,940,862
10.00%, 11/20/2036	18,750,000	1,175,934
Mexico Government International Bond
4.28%, 08/14/2041	$ 2,340,000	2,473,825
4.75%, 04/27/2032	2,860,000	3,281,735

		21,379,161

Oman - 1.1%
Oman Government International Bond
6.25%, 01/25/2031 (A)	2,450,000	2,645,471
7.00%, 01/25/2051 (A)	2,570,000	2,653,525

		5,298,996

Pakistan - 0.4%
Pakistan Government International Bond
8.88%, 04/08/2051 (A)	1,670,000	1,720,100

Panama - 1.1%
Panama Government International Bond
2.25%, 09/29/2032	2,075,000	2,006,525
3.75%, 03/16/2025	1,000,000	1,086,800
3.87%, 07/23/2060	1,820,000	1,879,569

		4,972,894

Peru - 1.8%
Peru Government International Bond
2.39%, 01/23/2026	2,680,000	2,742,551
2.78%, 01/23/2031	2,600,000	2,610,374
6.90%, 08/12/2037 (A)	PEN 12,150,000	2,852,090

		8,205,015

Qatar - 1.1%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 1,375,000	1,495,450
4.82%, 03/14/2049 (A)	3,000,000	3,903,144

		5,398,594

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 1.1%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 180,300,000	$ 2,423,137
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,656,812

		5,079,949

Republic of South Africa - 2.9%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 106,521,000	6,263,482
8.88%, 02/28/2035	37,565,000	2,325,990
Series 2030,
8.00%, 01/31/2030	73,646,100	4,781,688

		13,371,160

Romania - 1.6%
Romania Government Bond
5.00%, 02/12/2029	RON 12,160,000	3,230,149
Romania Government International Bond
2.75%, 04/14/2041 (A)	EUR 830,000	966,670
3.38%, 01/28/2050 (C) (G)	1,380,000	1,714,724
5.13%, 06/15/2048 (A)	$ 1,240,000	1,534,500

		7,446,043

Russian Federation - 4.3%
Russian Federation Federal Bond - OFZ
6.70%, 03/14/2029	RUB 363,899,000	4,930,842
6.90%, 05/23/2029 - 07/23/2031	203,941,000	2,803,439
7.70%, 03/23/2033	550,957,000	8,052,343
7.95%, 10/07/2026	44,867,000	647,183
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 (C)	$ 3,400,000	3,855,192

		20,288,999

Saudi Arabia - 1.4%
Saudi Arabia Government International Bond
3.25%, 10/26/2026 - 10/22/2030 (A)	3,870,000	4,210,349
4.63%, 10/04/2047 (A)	2,120,000	2,534,456

		6,744,805

Sri Lanka - 0.3%
Sri Lanka Government International Bond
5.75%, 04/18/2023 (C)	805,000	583,641
6.85%, 11/03/2025 (C)	1,620,000	1,031,665

		1,615,306

Supranational - 0.8%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (A)	1,050,000	1,139,250
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022 (C)	2,600,000	2,654,262

		3,793,512

Thailand - 1.4%
Thailand Government Bond
1.59%, 12/17/2035	THB 120,662,000	3,522,457
1.60%, 12/17/2029 (G)	42,840,000	1,325,916
3.78%, 06/25/2032	42,840,000	1,571,529

		6,419,902

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Tunisia - 0.3%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 (A)	$ 1,715,000	$ 1,449,672

Turkey - 1.8%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/2026 (A) (G)	2,250,000	2,254,500
Turkey Government International Bond
5.88%, 06/26/2031	1,020,000	997,650
6.38%, 10/14/2025	2,950,000	3,096,084
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/2026 (A) (G)	1,990,000	1,990,000

		8,338,234

Ukraine - 3.5%
Ukraine Government International Bond
1.26% (F), 05/31/2040 (C)	3,960,000	4,607,334
6.88%, 05/21/2029 (A)	700,000	721,840
7.38%, 09/25/2032 (A)	3,575,000	3,718,000
7.38%, 09/25/2032 (C)	2,180,000	2,267,200
7.75%, 09/01/2023 - 09/01/2024 (C)	4,640,000	5,013,441

		16,327,815

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond
3.13%, 05/03/2026 (A)	1,500,000	1,640,580
Finance Department Government of Sharjah
3.63%, 03/10/2033 (A)	2,200,000	2,194,500

		3,835,080

United Kingdom - 0.3%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (C)	1,310,750	1,415,610

Venezuela - 0.5%
Venezuela Government International Bond
9.00%, 05/07/2023 (C) (I) (J)	9,260,000	930,630
9.25%, 09/15/2027 (I) (J)	6,070,000	631,280
11.95%, 08/05/2031 (C) (I) (J)	5,565,000	578,760

		2,140,670

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Virgin Islands, British - 0.3%
1MDB Global Investments Ltd.
4.40%, 03/09/2023 (C)	$ 1,200,000	$ 1,205,072

Zambia - 0.4%
Zambia Government International Bond
5.38%, 09/20/2022 (C)	1,940,000	1,237,701
8.50%, 04/14/2024 (C)	770,000	504,219

		1,741,920

Total Foreign Government Obligations (Cost $265,529,500)		264,635,506

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (K)	15,702,136	15,702,136

Total Other Investment Company (Cost $15,702,136)		15,702,136

	Principal	Value

REPURCHASE AGREEMENT - 6.8%
Fixed Income Clearing Corp., 0.00% (K), dated 07/30/2021, to be repurchased at $31,911,982 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $32,550,262.	$ 31,911,982	31,911,982

Total Repurchase Agreement (Cost $31,911,982)		31,911,982

Total Investments (Cost $479,977,992)		481,375,616
Net Other Assets (Liabilities) - (2.9)%		(13,749,499)

Net Assets - 100.0%		$ 467,626,117

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/31/2021	PLN	31,902,775	USD	8,204,146	$77,793	$—
BCLY	08/31/2021	CZK	76,240,362	USD	3,508,199	36,644	—
BCLY	08/31/2021	HUF	542,124,359	USD	1,772,901	18,779	—
HSBC	08/03/2021	USD	3,620,502	BRL	18,542,762	61,538	—
HSBC	08/03/2021	BRL	18,542,762	USD	3,575,887	—	(16,923)
HSBC	08/31/2021	HUF	729,590,928	USD	2,384,175	27,068	—
HSBC	08/31/2021	CZK	51,131,112	USD	2,385,236	—	(7,863)
JPM	08/31/2021	ZAR	44,756,972	USD	3,011,200	31,774	—
MSCS	08/03/2021	USD	15,649,449	BRL	80,088,470	277,846	—
MSCS	08/03/2021	BRL	80,088,470	USD	15,666,173	—	(294,569)
MSCS	08/23/2021	USD	2,255,404	RUB	168,406,957	—	(37,868)
MSCS	08/31/2021	USD	8,046,702	EUR	6,814,355	—	(41,661)
MSCS	08/31/2021	MXN	26,710,476	USD	1,333,384	2,945	—
MSCS	09/02/2021	USD	2,385,236	COP	9,156,921,004	28,194	—
MSCS	09/02/2021	BRL	18,155,478	USD	3,583,436	—	(113,076)

Total						$562,581	$(511,960)

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.0%	$264,635,506
Oil, Gas & Consumable Fuels	13.7	65,841,514
Electric Utilities	3.0	14,615,191
Banks	2.2	10,387,542
Metals & Mining	2.0	9,490,432
Chemicals	1.9	9,303,392
Construction & Engineering	1.4	6,862,883
Internet & Direct Marketing Retail	1.3	6,394,125
Wireless Telecommunication Services	1.1	5,475,149
Food Products	1.0	4,817,149
Diversified Telecommunication Services	1.0	4,694,353
Real Estate Management & Development	0.8	4,100,336
Marine	0.7	3,599,866
Road & Rail	0.7	3,444,516
Transportation Infrastructure	0.7	3,174,160
Consumer Finance	0.6	2,689,360
Energy Equipment & Services	0.5	2,642,787
Professional Services	0.4	2,131,617
Hotels, Restaurants & Leisure	0.4	1,712,750
Capital Markets	0.3	1,241,100
Media	0.3	1,227,000
Paper & Forest Products	0.3	1,218,930
Specialty Retail	0.2	1,103,636
Diversified Financial Services	0.2	1,071,438
Insurance	0.2	1,018,713
Beverages	0.2	868,053

Investments	90.1	433,761,498
Short-Term Investments	9.9	47,614,118

Total Investments	100.0%	$481,375,616

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$169,125,992	$—	$169,125,992
Foreign Government Obligations	—	264,635,506	—	264,635,506
Other Investment Company	15,702,136	—	—	15,702,136
Repurchase Agreement	—	31,911,982	—	31,911,982

Total Investments	$15,702,136	$465,673,480	$—	$481,375,616

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$562,581	$—	$562,581

Total Other Financial Instruments	$—	$562,581	$—	$562,581

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(511,960)	$—	$(511,960)

Total Other Financial Instruments	$—	$(511,960)	$—	$(511,960)

Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $203,965,910, representing 43.6% of the Fund’s net assets.
(B)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2021; the maturity dates disclosed are the ultimate maturity dates.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $58,373,557, representing 12.5% of the Fund’s net assets.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,153,551, collateralized by cash collateral of $15,702,136 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,827,750. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2021, the total value of such securities is $2,801,120, representing 0.6% of the Fund’s net assets.
(J)	Non-income producing securities.
(K)	Rates disclosed reflect the yields at July 31, 2021.
(L)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

NOTES TO SCHEDULES OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 8